Condensed Financial Information of the Parent Company - Schedule of Parent Company Statements of Cash Flows (Details) - Parent Company [Member] - USD ($)	6 Months Ended
	Jun. 30, 2025	Dec. 31, 2024	Jun. 30, 2024
Operating activities:
Net (loss) income	$ (916,109)		$ 121,662
Adjustments to reconcile net (loss) income to net cash used in operating activities:
Accrued interest income from loans			(147,835)
Net investment gain	470,927		(652,494)
Changes in operating assets and liabilities:
Advances to suppliers	(791,780)
Prepaid expenses and other current assets	239,097
Advances from customers	299,995
Due to intercompany	2,255
Net cash used in operating activities	(695,615)		(678,667)
Investing activities
Loans to third parties			(1,092,453)
Prepayment from third-party loans			2,443,523
Purchases of held-to maturity investments	(1,650,000)		(9,500,000)
Redemption of Held-to-maturity investments	700,000
Deposit for acquisition			(1,010,041)
Refund of deposit for acquisition	1,000,000
Net cash used in (provided by) investing activities	50,000		(9,158,971)
Financing activities
Proceeds from private placement			8,200,000
Net cash provided by financing activities			8,200,000
Net decrease in cash	(645,615)		(1,637,638)
Cash at the beginning of period	6,489,424	$ 6,598,427	8,236,065
Cash at the end of period	$ 5,843,809	$ 6,489,424	$ 6,598,427